Leases - Schedule of Maturities of Lease Liabilities (Details)	Mar. 31, 2025 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2026	$ 144,959
2027	37,489
Total lease payments	182,448
Less: imputed interest	(40,376)
Operating lease obligation, net	$ 142,072